Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par or stated value per share (in dollars per share)		$ 0.0001	$ 0.001
Preferred stock, shares authorized (in shares)		10,000,000	10,000,000
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock, par or stated value per share (in dollars per share)		$ 0.0001	$ 0.001
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common stock, shares, issued (in shares)		9,575,925	27,580,040
Common stock, shares, outstanding (in shares)		9,575,925	27,580,040
Previously Reported
Common stock, shares, issued (in shares)		27,941,290
Common stock, shares, outstanding (in shares)		27,941,290
GIGCAPITAL5, INC
Redeemable common stock, shares (in shares)	0	2,114,978	4,014,050
Redeemable common stock, price per share	$ 0	$ 10.98	$ 10.37
Preferred stock, par or stated value per share (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		1,000,000	1,000,000
Preferred stock, shares issued (in shares)		0	0
Preferred stock, shares outstanding (in shares)		0	0
Common stock, par or stated value per share (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common stock, shares, issued (in shares)		6,545,000	6,545,000
Common stock, shares, outstanding (in shares)		6,545,000	6,545,000